--------------------------------------------------------------------------------

NORTH CAROLINA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                   212/830-5200
================================================================================





Dear Shareholder:



We are pleased to present the semi-annual report of North Carolina Daily Municipal Income Fund, Inc. for the period September 1, 1999 through February 29, 2000.


The Fund had net assets of $263,770,131 and 2,919 active shareholders as of February 29, 2000.


We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,




\s\Steven W. Duff



Steven W. Duff
President


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
FEBRUARY 28, 2000
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                 Value              Standard
  Amount                                                                          Date       Yield     (Note 1)     Moody's & Poor's
  ------                                                                          ----       -----      ------      -------   ------
Other Tax Exempt Investments (10.33%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000  Durham County, NC GO (b)                                         04/01/00      2.94%  $  1,001,034
    1,000,000  Mecklenburg County, NC
               Collaterized by U.S. Government Obligations                      04/01/00      3.25      1,002,808    Aaa       AAA
    3,400,000  Mecklenburg County, NC Public Improvement - Series B             02/01/00      3.94      3,430,277    Aaa       AAA
    2,650,000  New Hanover, NC GO Bonds Public Improvement (b)                  11/01/00      3.97      2,673,248
    1,075,000  North Carolina Medical Care Commission
               (Duke University Health System) (b)                              06/01/00      3.14      1,077,624
    3,000,000  North Carolina State Public School Bond (b)                      04/01/00      2.98      3,003,625
    1,530,000  Robeson County, NC GO (b)
               Insured by FSA                                                   03/01/00      3.80      1,530,000
    3,330,000  Sampson County, NC Water and Sewage District BAN (b)             03/01/00      3.25      3,330,000
    2,000,000  Wake County, NC GO Bond                                          03/01/00      4.70      2,000,000    Aaa       AAA
    7,160,000  Wake County, NC GO Bond                                          03/01/01      4.12      7,200,703    Aaa       AAA
    1,000,000  Wake County, NC GO Bond                                          02/01/01      3.95      1,010,711    Aaa       AAA
 ------------                                                                                        ------------
   27,145,000   Total Other Tax Exempt Investments                                                     27,260,030
 ------------                                                                                        ------------
Other Variable Rate Demand Instruments (c) (80.16%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,400,000  Alamance County, NC Industrial Facilities & PCFA
               LOC PNC Bank, N.A.                                               04/01/15      3.80%  $  3,400,000    VMIG-1
    3,000,000  Beaufort, NC PCRB (Texas Gulf Inc.) - Series 1985 (b)
               LOC Societe Generale                                             12/01/00      3.95      3,000,000
    2,000,000  Burke County, NC Industrial Facilities & PCFA IDRB
               (Jobs Project)
               LOC Wachovia Bank & Trust Co., N.A.                              06/01/02      4.00      2,000,000              A1+
    2,500,000  Chapel Hill School of Medicine (Ambulatory Health Clinic)        07/01/12      3.95      2,500,000              A1+
   12,200,000  City of Charlotte, NC Airport Refunding Bonds - Series A
               Insured by MBIA Insurance Corp.                                  07/01/17      3.95     12,200,000    VMIG-1    A1
      700,000  Cleveland County, NC Industrial Facilities (b)
               (Curtis Wright Flight System)
               LOC Bank of Nova Scotia                                          11/01/23      4.05        700,000
    1,000,000  Columbus County, NC (Conflandey Project)
               LOC Bank Nationale de Paris                                      01/01/15      4.05      1,000,000
      500,000  Commonwealth of Puerto Rico Floating Rate Trust Receipts         07/30/00      3.50        500,000    VGM-1
    1,450,000  Cumberland County, NC Industrial Facilities (b)
               LOC Branch Bank & Trust                                          03/01/18      4.05      1,450,000
      880,000  Durham County, NC Public Improvement GO Bonds                    05/01/07      3.90        880,000    VMIG-1    A2

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                            Maturity             Value              Standard
  Amount                                                                            Date      Yield    (Note 1)     Moody's & Poor's
  ------                                                                            ----      -----     ------      -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,900,000  Durham County, NC Public Improvement GO Bonds                       02/01/10   3.90%  $  1,900,000    VMIG-1    A1+
    5,000,000  Granville County, NC Industrial Facilities & PCFA (b)
               (Mayville Metal Product Project)
               LOC Toronto-Dominion Bank                                           05/23/20   4.15      5,000,000
    1,200,000  Greensboro, NC Enterprise System - Series 95B
               LOC Credit Local de France                                          06/01/22   3.85      1,200,000    VMIG-1    A1+
    5,415,000  Halifax County, NC Industrial Facilities & PCFA
               (Habson Partners Roanoke Valley)
               LOC Credit Suisse First Boston                                      12/01/19   3.60      5,415,000              A1
    5,295,000  Halifax County, NC Industrial Facilities
               (Roanoke - Lights Gas & Electricity)
               LOC Credit Suisse First Boston                                      06/01/21   3.95      5,295,000              A1+
    2,400,000  Harnett County, NC Industrial Facilities & PCFA IDRB (b)
               (Edwards Brothers Inc. Project)
               LOC Wachovia Bank & Trust Co., N.A.                                 01/01/07   4.00      2,400,000
    6,000,000  Herford County, NC Industrial Facilities (Easco Corporation Project) (b)
               LOC Royal Bank of Canada                                            11/01/13   4.05      6,000,000
    1,000,000  Johnston County, NC Industrial Facilities & Pollution Control IDRB (b)
               LOC ABN AMRO Bank N.V.                                              03/01/11   4.05      1,000,000
    2,000,000  Johnston County, NC Industrial Facilities & PCFA (b)
               (House Autry Mills Inc. Proj.)
               LOC Branch Bank & Trust                                             02/01/14   4.05      2,000,000
    3,800,000  Lenoir County, NC Industrial Facilities (b)
               (West Co. of Nebraska Inc.) - Series 1985
               LOC Dresdner Bank, A.G.                                             10/01/05   3.95      3,800,000
    8,395,000  Martin County, NC Industrial Facilities
               (Weyerhaeuser Company Project)                                      06/01/04   3.85      8,395,000              A1
    1,000,000  Mecklenberg County, NC Industrial Facilities & PCFA (b)
               (EDG Comb Metals)
               LOC Wells Fargo Bank, N.A.                                          12/01/09   3.90      1,000,000
    1,500,000  Mecklenburg County, NC Industrial Facilities & PCFA
               (Griffith Micro Science Project)
               LOC ABN AMRO Bank N.V.                                              11/01/07   3.85      1,500,000              A1+
    2,700,000  Mecklenburg County, NC
               Industrial Facilities & PCFA IDRB (Otto Industry) (b)
               LOC Bank of Austria                                                 10/01/08   4.00      2,700,000
    1,650,000  Mecklenburg County, NC PCFA IDRB (Virkler Company) (b)
               LOC First Union National Bank                                       12/01/04   4.00      1,650,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 29, 2000
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                            Maturity             Value              Standard
  Amount                                                                            Date      Yield    (Note 1)    Moody's  & Poor's
  ------                                                                            ----      -----     ------     -------    ------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    900,000  Mecklenberg County, NC - Series C (b)
               LOC Union Bank of Switzerland                                       12/01/08   3.95%  $   900,000
    3,590,000  Mecklenberg County, NC - Series C                                   02/01/18   3.95     3,590,000    VMIG-1    A1+
    5,000,000  Moore County, NC Industrial Facilities & PCFA RB
               (Perdue Farm Project) - Series 1990
               LOC Rabobank Nederland                                              06/01/10   4.45     5,000,000      P1      A1+
    2,400,000  North Carolina Educational Facilities (Davidson College Project) (b)12/01/04   4.00     2,400,000
    1,000,000  North Carolina Educational Facilities Finance Agency RB
               (Elton College)
               LOC Bank of America                                                 01/01/19   3.90     1,000,000    VMIG-1    A1+
    1,000,000  North Carolina Educational Facilities Finance Agency RB
               (Gardner Webb University)
               LOC First Union National Bank                                       07/01/17   3.80     1,000,000              A1
    2,400,000  North Carolina Educational Facilities Finance Authority
               (Bowman Grey School Medical Project)
               LOC Wachovia Bank & Trust Co., N.A.                                 09/01/20   3.82     2,400,000    VMIG-1
      236,000  North Carolina Educational Facilities Finance Authority (b)
               (Duke University)
               LOC Branch Bank & Trust                                             03/01/12   3.95       236,000
    4,700,000  North Carolina Educational Facilities Finance Authority
               (Duke University) - Series 1987A                                    12/01/17   3.80     4,700,000    VMIG-1    A1+
    3,300,000  North Carolina Educational Facilities Finance Authority
               (Duke University) - Series 1991B                                    12/01/21   3.80     3,300,000    VMIG-1    A1+
    3,000,000  North Caroline Gaston County Industrial Facilities Rev. Bonds
               (Duke Energy)                                                       10/01/12   4.00     3,000,000      P1      A1
    1,100,000  North Carolina Medical Care Commission (Angel Medical Center, Inc.)
               LOC First Union National Bank                                       10/01/16   3.80     1,100,000              A1
    3,300,000  North Carolina Medical Care Commission (Duke University Hospital)   06/01/15   3.80     3,300,000    VMIG-1    A1+
    5,000,000  North Carolina Medical Care Commission
               (J. Authur Dosher Memorial Hospital)
               LOC Branch Bank & Trust                                             05/01/18   3.95     5,000,000              A1
    2,500,000  North Carolina Medical Care Commission
               (Lutheran Services for the Aging)
               LOC Branch Bank & Trust                                             03/01/28   3.90     2,500,000              A1
      530,000  North Carolina Medical Care Commission HRB
               (Methodist Home Project)
               LOC Branch Bank & Trust                                             03/01/18   3.90       530,000              A1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                            Maturity             Value              Standard
  Amount                                                                            Date      Yield    (Note 1)    Moody's  & Poor's
  ------                                                                            ----      -----     ------     -------    ------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,800,000  North Carolina Medical Care Commission Health Care Facilities RB (b)
               (Pungo District Hospital)
               LOC Centura Bank & Norwest Bank                                     12/01/18   3.95%  $  3,800,000
   11,600,000  North Carolina Medical Care Commission Health System RB
               (Updates Catholic Health Project)
               Insured by AMBAC Indemnity Corp.                                    11/15/28   3.80     11,600,000   VMIG-1    A1+
    6,900,000  North Carolina Medical Care Commission HRB
               (Park Ridge Hospital Project)
               LOC Suntrust Bank                                                   08/15/18   3.90      6,900,000             A1
    1,500,000  North Carolina Medical Care Commission HRB
               (Duke University Project) - Series A                                06/01/23   3.80      1,500,000   VMIG-1    A1+
    4,000,000  North Carolina Medical Care Commission HRB
               (Pooled Equipment Financing Program)
               Insured by MBIA Insurance Corp.                                     12/01/25   3.75      4,000,000   VMIG-1    A1+
    8,000,000  North Carolina Medical Care
               Commission Retirement Community RB - Series B
               LOC LaSalle National Bank                                           11/15/09   3.95      8,000,000             A1+
   21,995,000  North Carolina State Certificates - Series 38                       04/01/13   3.96     21,995,000   VMIG-1
    1,250,000  North Carolina State Public School Building
               LOC Merrill Lynch                                                   04/01/17   3.98      1,250,000             A1+
    1,300,000  State of North Carolina Public School
               LOC Merrill Lynch                                                   04/01/11   3.98      1,300,000             A1+
    3,100,000  Person County, NC Industrial Facilities PCFA
               (Carolina Power & Light Solid Waste)
               LOC Suntrust Bank                                                   11/01/16   3.95      3,100,000     P1
      600,000  Piedmont Triad, NC Airport Authority (The Cessna Aircraft Company)
               LOC Bank of America                                                 10/01/12   4.00        600,000             A1+
    1,230,000  Puerto Rico Commonwealth GO Bond
               (Puerto Rico Electric Power Authority)
               Insured by MBIA Insurance Corp.                                     07/01/23   3.16      1,230,000   VMIG-1
      400,000  Randolph County, NC Industrial Facilities & PCFA (b)
               LOC Bank One                                                        09/01/05   4.05        400,000
    1,000,000  Sampson County, NC Industrial Facilities & PCFA IDRB (b)
               (DuBose Strapping)
               LOC First Union National Bank                                       07/01/07   4.05      1,000,000
    3,200,000  WakeCounty, NC Industrial Facilities & PCFA
               (Carolina Power & Light Co.)
               LOC Bank One                                                        06/15/14   3.65      3,200,000             A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 29, 2000
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                             Maturity             Value              Standard
  Amount                                                                              Date     Yield   (Note 1)    Moody's  & Poor's
  ------                                                                              ----     -----    ------     -------    ------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  8,805,000  Wake County, NC Industrial Facilities & PCFA
               (Carolina Power & Light Co.)
               LOC Wachovia Bank & Trust Co., N.A.                                  05/01/15   3.80%  $  8,805,000    P1      A1+
    3,700,000  Wake County, NC Industrial Facilities & PCFA
               (Carolina Power & Light Co.)
               LOC First Union National Bank                                        09/01/15   3.90      3,700,000    P1      A1
    3,000,000  Wake County, NC Industrial Facillities & PCFA RB - Series B
               LOC Bank of New York                                                 06/15/14   3.90      3,000,000  VMIG-1    A1+
    6,525,000  Warren County, NC Industrial Facilities & PCFA IDRB (b)
               (Glen Raven Mills Project)
               LOC Wachovia Bank & Trust Co., N.A.                                  05/01/08   4.00      6,525,000
    2,195,000  Winston-Salem, NC COPS - Series 1988                                 07/01/09   3.95      2,195,000  VMIG-1    A1+
      500,000  Winston-Salem, NC GO Bond                                            06/01/07   3.90        500,000  VMIG-1    A1+
 ------------                                                                                         ------------
  211,441,000  Total Other Variable Rate Demand Instruments                                            211,441,000
 ------------                                                                                         ------------
Put Bonds (d) (3.05%)
------------------------------------------------------------------------------------------------------------------------------------
 $    500,000  Cabarrus County, NC Development Corporation
               (Installment Financing Contract)
               Insured by AMBAC Indemnity Corp.                                     06/01/00   3.28%  $    501,526   Aaa      AAA
      650,000  North Carolina Industrial Facilities & PCFA
               (Jasper Textiles Inc. Project)
               LOC Branch Bank & Trust                                              12/01/00   4.25        650,000             A
      500,000  North Carolina Industrial Facilities & PCFA (Greer Labs Inc. Project)
               LOC First Union National Bank                                        12/01/00   4.12        500,000            A1+
    3,900,000  North Carolina Industrial Facilities (GVK America Inc.) (b)
               LOC Union Bank of Switzerland                                        03/01/00   4.10      3,900,000
    2,500,000  Puerto Rico Industrial Medical & Environmental PCFA RB
               (Reynolds Metals Corporation)
               LOC ABN AMRO Bank N.V.                                               09/01/00   3.50      2,500,000  VMIG-1    A1+
 ------------                                                                                         ------------
    8,050,000  Total Put Bonds                                                                           8,051,526
 ------------                                                                                         ------------
Revenue Bonds (2.28%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000  Charlotte, NC Airport GO RB (b)                                      03/01/00   4.00%  $  1,000,000
    1,000,000  Cumberland County, NC Financial Corporation Insurance (b)
               Insured by FSA                                                       06/01/00   3.65      1,000,000
    4,000,000  Puerto Rico Industrial Medical & Environmental PCFA RB
               (Abbott Laboratories) - Series 83A                                   03/01/00   2.90      4,000,000   Aa1      AAA
 ------------                                                                                         ------------
    6,000,000  Total Revenue Bonds                                                                       6,000,000
 ------------                                                                                         ------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                            Maturity             Value              Standard
  Amount                                                                            Date      Yield    (Note 1)    Moody's  & Poor's
  ------                                                                            ----      -----     ------     -------    ------
Tax Exempt Commercial Paper (3.43%)
------------------------------------------------------------------------------------------------------------------------------------
 $  7,000,000  Puerto Rico Government Development Bank                             04/05/00   3.15%  $  7,000,000             A1+
    2,050,000  City of Winston-Salem, NC (Summit Square Garden) - Series 1989
               Guaranteed by FHA/VA Private Mortgages                              03/09/00   3.60      2,050,000             A1+
 ------------                                                                                        ------------
    9,050,000  Total Tax Exempt Commercial Paper                                                        9,050,000
 ------------                                                                                        ------------
               Total Investments (99.25%)(Cost $261,802,556+)                                        $261,802,556
               Cash and Other Assets in Excess of Liabilities (0.75%)                                   1,967,575
                                                                                                     ------------
               Net Assets (100.00%) 263,771,261 Share Outstanding (Note 3)                           $263,770,131
                                                                                                     ============
               Net Asset Value, offering and redemption price per share                              $       1.00
                                                                                                     ============

               +  Aggregate cost for federal income tax purpose is identical.


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.

KEY:
     BAN       =  Bond Anticipation Note                          LOC       =   Letter of Credit
     COPS      =  Certificate of Participations                   PCFA      =   Pollution Control Finance Authority
     FSA       =  Financial Security Assurance                    PCRB      =   Pollution Control Revenue Bond
     GO        =  General Obligation                              RB        =   Revenue Bond
     HRB       =  Hospital Revenue Bond
     IDRB      =  Industrial Development Revenue Bond



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 29, 2000
(UNAUDITED)
================================================================================



 INVESTMENT INCOME
 Income:
    Interest....................................................................$       4,533,227
                                                                                -----------------
 Expenses: (Note 2)
    Investment management fee...................................................          507,367
    Shareholder servicing fee ..................................................          317,105
    Administration fee..........................................................          266,368
    Custodian expenses..........................................................           17,220
    Shareholder servicing and related shareholder expenses......................           75,186
    Legal, compliance and filing fees...........................................           22,410
    Audit and accounting........................................................           26,607
    Directors' fees.............................................................            3,098
    Other.......................................................................            7,659
                                                                                -----------------
       Total expenses...........................................................        1,243,020
       Less: Fees waived (Note 2)...............................................(         101,473)
                                                                                -----------------
       Net expenses.............................................................        1,141,547
                                                                                -----------------
 Net investment income..........................................................        3,391,680
                                                                                -----------------

 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments........................................              -0-
                                                                                -----------------
 Increase in net assets from operations.........................................$       3,391,680
                                                                                =================





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                              Six Months
                                                                                 Ended                   Year
                                                                           February 29, 2000             Ended
                                                                              (Unaudited)           August 31, 1999
                                                                               ---------            ---------------

 INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income..........................................        $    3,391,680          $    5,974,908
    Net realized gain (loss) on investments........................                   -0-                     173
                                                                           --------------          --------------
 Increase in net assets from operations............................             3,391,680               5,975,081

 Dividends to shareholders from net investment income:

    Class A........................................................        (    3,391,680)*        (    5,974,908)*
 Capital share transactions (Note 3):
    Class A........................................................            12,184,232              20,913,148
                                                                           --------------          --------------
      Total increase...............................................            12,184,232              20,913,321

 Net assets:
    Beginning of period............................................           251,585,899             230,672,578
                                                                           --------------          --------------
    End of period..................................................        $  263,770,131          $  251,585,899
                                                                           ==============          ==============

 * Designated as exempt-interest dividends for federal income tax purposes.









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies.

North Carolina Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced December 12, 1994. The Funds financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets.


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================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended February 29, 2000, the Manager voluntarily waived administration fees of $101,473.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $63,803 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent to the Fund.

3. Capital Stock.

At February 29 2000, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $263,771,261. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                       Six Months                          Year
 Class A                                                  Ended                            Ended
 -------                                            February 29, 2000                 August 31, 1999
                                                    -----------------                 ---------------
 Sold.............................................       365,049,451                       729,645,489
 Issued on reinvestment of dividends..............         1,843,097                         3,033,259
 Redeemed.........................................  (    354,708,316)                (     711,765,600)
                                                     ---------------                  ----------------
 Net increase.....................................        12,184,232                        20,913,148
                                                     ===============                  ================

There were no Class B shares transactions during the six months ended February 29, 2000 and no shares were outstanding as of February 29, 2000.

4. Sales of Securities.

Accumulated undistributed realized losses at February 29, 2000 amounted to $1,130. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire August 31, 2001.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of North Carolina and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 49% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


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  NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  (UNAUDITED)
================================================================================
6. Financial Highlights.

                                                   Six
                                                  Months
                                                  Ended                            Year Ended August 31,
 Class A                                       February 29,  --------------------------------------------------------------
 -------                                           2000        1999           1998         1997         1996         1995
                                                ---------    --------      ---------    ---------    ---------    ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period........   $  1.00      $  1.00       $  1.00      $  1.00      $  1.00      $  1.00
                                                --------     --------      --------     --------     --------     --------
 Income from investment operations:
   Net investment income.....................      0.013        0.024         0.028        0.028        0.029        0.030
 Less distributions:
   Dividends from net investment
      income.................................   (  0.013)    (  0.024)     (  0.028)    (  0.028)    (  0.029)    (  0.030)
                                                 -------      -------       -------      -------      -------      -------
 Net asset value, end of period..............   $  1.00      $  1.00       $  1.00      $  1.00      $  1.00      $  1.00
                                                ========     ========      ========     ========     ========     ========
 Total Return................................      2.70%*       2.38%         2.82%        2.82%        2.87%        3.04%
 Ratios/Supplemental Data
 Net assets, end of period (000).............   $ 263,770    $ 251,586     $ 230,673    $ 197,353    $ 172,385    $ 164,256
 Ratios to average net assets:
   Expenses (Net of fees waived).............      0.90%*       0.89%         0.85%        0.80%        0.80%        0.78%
   Net investment income.....................      2.67%*       2.34%         2.77%        2.78%        2.82%        3.01%
   Management, shareholder servicing
      and Administration fees waived.........      0.08%*       0.10%         0.13%        0.18%        0.20%        0.24%


 *    Annualized










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================================================================================
6. Financial Highlights. (Continued)

                                                             December 12, 1994
 Class B                                               (Commencement of Operations) to
 -------                                                      August 31, 1995
                                                              ---------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period......................      $    1.00
                                                                 ---------
 Income from investment operations:
    Net investment income..................................           0.024
 Less distributions:
    Dividends from net investment income...................           0.024
                                                                 ----------
 Net asset value, end of period............................      $    1.00
                                                                 ==========
 Total Return..............................................           3.48%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...........................           -0-
 Ratios to average net assets:
    Expenses (Net of fees waived)..........................           0.51%*
    Net investment income..................................           3.40%*
    Management and Administration fees waived .............           0.20%*


*    Annualized













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NORTH CAROLINA
DAILY
MUNICIPAL
INCOME
FUND, INC.














                               Semi-Annual Report
                                February 29, 2000
                                   (Unaudited)










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--------------------------------------------------------------------------------






--------------------------------------------------------
This report is  submitted  for the general  information
of the  shareholders  of the Fund. It is not authorized
for  distribution to prospective  investors in the Fund
unless   preceded  or   accompanied   by  an  effective
prospectus,  which includes  information  regarding the
Fund's  objectives  and  policies,  experience  of  its
management,   marketability   of   shares,   and  other
information.
--------------------------------------------------------


North Carolina Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent & Dividend
  Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020









NC2/00S

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